Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation Depreciation On Futures And Forward Currency Contracts By Settlement Currency Type

	December 31,
	2013		2012
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$395,265	7.43%	$(481,764)	(14.79)%
British pound	106,934	2.01	(186,988)	(5.74)
Canadian dollar	331,913	6.24	23,507	0.72
Czech koruna	(7,770)	(0.15)	68,801	2.11
Euro	1,418,971	26.66	1,874,079	57.54
Hong Kong dollar	241,577	4.54	200,275	6.15
Hungarian forint	38,431	0.72	(617,967)	(18.97)
Japanese yen	836,696	15.72	621,328	19.08
Korean won	189,965	3.57	58,995	1.81
Malaysian ringgit	118,255	2.22	(171,493)	(5.26)
Mexican peso	-	-	4,075	0.13
Norwegian krone	(26,065)	(0.49)	(11,676)	(0.36)
Polish zloty	107,076	2.01	226,541	6.95
Romanian leu	-	-	126,292	3.88
Singapore dollar	60,757	1.14	12,410	0.38
South African rand	273,202	5.13	(99,853)	(3.07)
Swedish krona	(61,438)	(1.15)	(51,726)	(1.59)
Taiwan dollar	-	-	31,655	0.97
Thai baht	-	-	31,018	0.95
Turkish lira	443,341	8.33	(174,801)	(5.37)
U.S. dollar	854,953	16.07	1,774,580	54.48

Total	$5,322,063	100.00%	$3,257,288	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2013

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$324,204	$(438,028)	$116,564	$(227,558)	$(224,818)
Grains	13,743	(702,230)	572,390	(10,185)	(126,282)
Interest rates	269,826	(1,967,927)	75,706	(174,116)	(1,796,511)
Livestock	61,020	(3,820)	8,290	(20,640)	44,850
Metals	3,040,144	(337,397)	150,605	(1,147,902)	1,705,450
Softs	117,351	(165,259)	138,379	(25,924)	64,547
Stock indices	5,585,169	(28,982)	146,700	(19,500)	5,683,387

Total futures contracts	9,411,457	(3,643,643)	1,208,634	(1,625,825)	5,350,623

Forward currency contracts	1,735,216	(2,070,647)	757,083	(450,212)	(28,560)

Total futures and forward currency contracts	$11,146,673	$(5,714,290)	$1,965,717	$(2,076,037)	$5,322,063

Fair Value of Futures and Forward Currency Contracts at December 31, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$1,475,418	$(73,002)	$11,630	$(1,710,818)	$(296,772)
Grains	-	(996,610)	720,496	-	(276,114)
Interest rates	2,327,068	(1,022,478)	2,288	-	1,306,878
Livestock	-	(149,420)	-	(7,380)	(156,800)
Metals	506,951	(213,462)	-	(816,189)	(522,700)
Softs	27,532	(1,420)	581,411	(403,619)	203,904
Stock indices	2,089,846	(260,665)	-	(86,840)	1,742,341

Total futures contracts	6,426,815	(2,717,057)	1,315,825	(3,024,846)	2,000,737

Forward currency contracts	3,645,759	(3,798,971)	3,974,478	(2,564,715)	1,256,551

Total futures and forward currency contracts	$10,072,574	$(6,516,028)	$5,290,303	$(5,589,561)	$3,257,288

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2013	2012

Futures contracts:
Energies	$(5,558,370)	$(6,421,675)
Grains	2,231,768	(2,622,608)
Interest rates	(22,799,279)	12,086,851
Livestock	(1,020,430)	(2,151,520)
Metals	(1,863,568)	(9,610,253)
Softs	334,750	(839,594)
Stock indices	26,916,795	(1,784,145)

Total futures contracts	(1,758,334)	(11,342,944)

Forward currency contracts	(9,324,043)	(13,170,532)

Total futures and forward currency contracts	$(11,082,377)	$(24,513,476)

Offsetting Derivative Assets And Liabilities

The following tables summarize the valuation of the Partnership's investments as December 31, 2013 and 2012.

   Offsetting of derivative assets and liabilities at December 31, 2013

		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statement of	the Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty A	$2,277,503	$(400,071)	$1,877,432
Counterparty C	6,037,494	(3,092,216)	2,945,278
Counterparty D	2,305,094	(1,777,181)	527,913
Total futures contracts	10,620,091	(5,269,468)	5,350,623

Forward currency contracts
Counterparty F	229,752	(207,282)	22,470
Counterparty G	53,380	(3,826)	49,554
Total forward currency contracts	283,132	(211,108)	72,024

Total assets	$10,903,223	$(5,480,576)	$5,422,647

		Gross amounts	Net amounts of
		offset in the	liabilities presented in
	Gross amounts of	Statement of	the Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty H	$2,309,751	$(2,209,167)	$100,584

Total liabilities	$2,309,751	$(2,209,167)	$100,584

(Continued)

		Amounts Not Offset in the
		Statement of Financial
		Condition
	Net amounts of
	Assets
	presented in the
	Statement
	of Financial	Financial	Collateral	Net
Counterparty	Condition	Instruments	Received(1)(2)	Amount(3)(4)

Counterparty A	$1,877,432	$-	$(1,877,432)	$-
Counterparty C	2,945,278	-	(2,945,278)	-
Counterparty D	527,913	-	(527,913)	-
Counterparty F	22,470	-	(22,470)	-
Counterparty G	49,554	-	(49,554)	-

Total	$5,422,647	$-	$(5,422,647)	$-

		Amounts Not Offset in the
		Statement of Financial
		Condition
	Net amounts of
	Liabilities
	presented in the
	Statement
	of Financial	Financial	Collateral	Net
Counterparty	Condition	Instruments	Pledged(1)(2)	Amount(3)(4)

Counterparty H	$100,584	$-	$(100,584)	$-

Total	$100,584	$-	$(100,584)	$-

(1)	Collateral received and pledged includes both cash and U.S. Treasury notes held at each broker.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets the Statement of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty December 31, 2013.
(4)	Net amount represents the amounts owed by the Partnership to each counterparty as of 2013.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2012

		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statement of	the Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty A	$711,097	$(379,852)	$331,245
Counterparty B	3,544,066	(2,246,977)	1,297,089
Counterparty D	1,382,796	(424,989)	957,807
Total futures contracts	5,637,959	(3,051,818)	2,586,141

Forward currency contracts
Counterparty F	2,097,368	(596,281)	1,501,087

Total assets	$7,735,327	$(3,648,099)	$4,087,228

		Gross amounts	Net amounts of
		offset in the	liabilities presented in
	Gross amounts of	Statement of	the Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$2,695,736	$(2,400,831)	$294,905
Counterparty E	665,485	(374,986)	290,499
Total futures contracts	3,361,221	(2,775,817)	585,404

Forward currency contracts
Counterparty G	17,311	(6,174)	11,137
Counterparty H	6,484,028	(6,250,629)	233,399
Total forward currency contracts	6,501,339	(6,256,803)	244,536
Total liabilities	$9,862,560	$(9,032,620)	$829,940

(Continued)

		Amounts Not Offset in the
		Statement of Financial
		Condition
	Net amounts of
	Assets
	presented in the
	Statement
	of Financial	Financial	Collateral	Net
Counterparty	Condition	Instruments	Received (1)(2)	Amount(3)(4)

Counterparty A	$331,245	$-	$(331,245)	$-
Counterparty B	1,297,089	-	(1,297,089)	-
Counterparty D	957,807	-	(957,807)	-
Counterparty F	1,501,087	-	(1,501,087)	-

Total	$4,087,228	$-	$(4,087,228)	$-

		Amounts Not Offset in the
		Statement of Financial
		Condition
	Net amounts of
	Liabilities
	presented in the
	Statement
	of Financial	Financial	Collateral	Net
Counterparty	Condition	Instruments	Pledged(1)(2)	Amount(3)(4)

Counterparty C	$294,905	$-	$(294,905)	$-
Counterparty E	290,499	-	(290,499)	-
Counterparty G	11,137	-	(11,137)	-
Counterparty H	233,399	-	(233,399)	-

Total	$829,940	$-	$(829,940)	$-

(1)	Collateral received and pledged includes both cash and U.S. Treasury notes held at each broker.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets the Statement of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty December 31, 2012.
(4)	Net amount represents the amounts owed by the Partnership to each counterparty as of 2012.

(Concluded)